Condensed Financial Information of the Parent Company (Schedule of Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash (used in) provided by operating activities	$ (79,462)	¥ (514,735)	¥ (271,102)	¥ 116,736
Cash flows used in investing activities	(295,651)	(1,915,168)	(227,923)	(304,218)
Cash flows from financing activities	464,022	3,005,838	1,540,397	306,360
Effect of exchange rate changes on cash	10,429	67,560	(3,053)	1,287
Net increase in cash and cash equivalents	99,338	643,495	1,038,319	120,165
Cash and cash equivalents at the beginning of year	25,034	1,457,722	419,403	299,238
Cash and cash equivalents at the end of year	$ 324,372	¥ 2,101,217	1,457,722	419,403
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders			15,606	¥ 59,428
Accrued issuance cost related to private placement			¥ 14,076
Accrual related to deferred initial public offering costs				¥ 2,127
Receivables related to exercise of stock options	$ (522)	¥ (3,379)	¥ (1,020)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash (used in) provided by operating activities	99,627	645,364	2,636	¥ (3,058)
Cash flows used in investing activities	(530,229)	(3,434,719)	(518,690)	(93,595)
Cash flows from financing activities	377,113	2,442,860	1,540,397	306,360
Effect of exchange rate changes on cash	17,492	113,312	(3,040)	(5,250)
Net increase in cash and cash equivalents	(35,997)	(233,183)	1,021,303	204,457
Cash and cash equivalents at the beginning of year	204,279	1,323,280	301,977	97,520
Cash and cash equivalents at the end of year	$ 168,282	1,090,097	1,323,280	301,977
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders			15,606	¥ 59,428
Accrued issuance cost related to private placement			¥ 14,076
Accrual related to deferred initial public offering costs				¥ 2,127
Receivables related to exercise of stock options	$ (522)	¥ (3,379)	¥ (1,020)